Inventories (Tables)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Inventory Disclosure [Abstract]
Inventories	Inventories consisted of the following:
	Years ended March 31,
	2021	2020

Raw materials	$—	$112,960
Work in progress	—	42,734
Finished goods	1,487,683	69,185
Inventories consisted of the following:
	Years ended March 31,
	2020	2019

Raw materials	$112,960	$104,976
Work in progress	42,734	60,201
Finished goods	69,185	81,704
	$224,879	$246,881